Condensed Consolidating Statement of Comprehensive Income Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 172,784	$ 133,953	$ 150,930
Other comprehensive income (loss), net of tax
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, net of taxes of $557 in 2012, $3,786 in 2011 and $4,339 in 2010	1,020	(2,830)	7,170
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes of $1,499 in 2012, $8,128 and $3,425 in 2010	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement	2,470	4,236	4,633
Foreign currency translation adjustment	(20,232)	(46,280)	19,432
Total other comprehensive income (loss), net of tax	(14,243)	(58,440)	36,894
Total comprehensive income, net of tax	158,541	75,513	187,824
Comprehensive income attributable to noncontrolling interests	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	156,297	73,710	184,113
Parent Company
Net income	170,313	131,928	147,387
Other comprehensive income (loss), net of tax
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, net of taxes of $557 in 2012, $3,786 in 2011 and $4,339 in 2010	1,020	(2,830)	7,170
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes of $1,499 in 2012, $8,128 and $3,425 in 2010	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement	2,470	4,236	4,633
Foreign currency translation adjustment	(20,005)	(46,058)	19,264
Total other comprehensive income (loss), net of tax	(14,016)	(58,218)	36,726
Total comprehensive income, net of tax	156,297	73,710	184,113
Comprehensive income attributable to Cinemark USA, Inc.	156,297	73,710	184,113
Subsidiary Guarantors
Net income	163,059	154,756	167,627
Other comprehensive income (loss), net of tax
Total comprehensive income, net of tax	163,059	154,756	167,627
Comprehensive income attributable to Cinemark USA, Inc.	163,059	154,756	167,627
Subsidiary Non-Guarantors
Net income	92,135	87,625	77,791
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(20,232)	(46,280)	19,432
Total other comprehensive income (loss), net of tax	(20,232)	(46,280)	19,432
Total comprehensive income, net of tax	71,903	41,345	97,223
Comprehensive income attributable to noncontrolling interests	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	69,659	39,542	93,512
Eliminations
Net income	(252,723)	(240,356)	(241,875)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	20,005	46,058	(19,264)
Total other comprehensive income (loss), net of tax	20,005	46,058	(19,264)
Total comprehensive income, net of tax	(232,718)	(194,298)	(261,139)
Comprehensive income attributable to Cinemark USA, Inc.	$ (232,718)	$ (194,298)	$ (261,139)